WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
WARRANTS
Schedule of warrants

		Warrants
		issued as part of	Broker
Number of Warrants		convertible debt	warrants

January 1, 2022	Balance	—	16,886
September 5, 2022	Issue of warrants	979,048	—
December 31, 2022	Balance	979,048	16,886

January 1, 2023	Balance	979,048	16,886
November 18, 2023	Expiry of warrants	—	(16,886)

December 31, 2023	Balance	979,048	—

Schedule of assumptions used to measure fair value of warrants

	Warrants
	issued as part of	Broker
	convertible debt	warrants
Number of shares	1	1
Number of Warrants	—	0.5
Exercise price of unit (CAD)	9.28	7.00